Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2016
Summary of changes in the ordinary share awards relating to the Share Holding Platform

	Number of ordinary shares under Incentive Platform	Weighted average grant-date fair value
Awarded and outstanding at January 1, 2016	—	—
Granted and vested	4,558,164	67.37

Vested and Outstanding at December 31, 2016	4,558,164	67.37

Summary of changes in the share options relating to ordinary shares granted

	Number of share options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic Value of option
Outstanding at January 1, 2016	—	—
Granted	300,000	69.22

Outstanding at December 31, 2016	300,000	69.22	9.17 years	471

Vested and exercisable at December 31, 2016	—	—	—	—
Vested and expected to vest at December 31, 2016	300,000	69.22	9.17 years	471

2016 Share Incentive Plan
Schedule of binominal option pricing model to estimate the fair value of the share units granted

	June 20, 2016
Risk-free interest rate	2.54%
Contract life	9.7
Expected volatility range	31.25%
Expected dividend yield	3.14%
Exercise multiple	2.8	x
Fair value of underlying ordinary shares on the date of option grants (RMB)	67.37

Contingently convertible share units
Schedule of binominal option pricing model to estimate the fair value of the share units granted

	February 6, 2015	December 31, 2015
Expected volatility	25.1%	29.0%
Risk-free interest rate (per annum)	1.50%	1.51%
Risk-based interest rate (per annum)	6.00%	4.75%
Expected dividend yield	—	—
Expected term (in years)	1.9	1.0
Fair value of underlying ordinary shares	23.18	50.11